As filed with the Securities and Exchange Commission on September 17, 2010.

Registrations Nos.

811-08946
333-53040

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. ____	☐

Post-Effective Amendment No. 33	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 279	☒

(Check appropriate box or boxes)

SEPARATE ACCOUNT A

(Exact Name of Registrant)

PACIFIC LIFE INSURANCE COMPANY

(Name of Depositor)

700 Newport Center Drive
Newport Beach, California 92660
(Address of Depositor’s Principal Executive Offices)(Zip Code)

(949) 219-3943
(Depositor’s Telephone Number, including Area Code)

Brandon J. Cage
Assistant Vice President
Pacific Life Insurance Company
700 Newport Center Drive
Newport Beach, California 92660
(Name and address of agent for service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☑	on September 20, 2010 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a) (1) of Rule 485
☐	on _____ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Interests in the Separate Account Under Pacific Odyssey individual flexible premium deferred variable annuity contract.

Filing Fee: None

PROSPECTUS
(Included in Registrant’s Form N-4/B, File No. 333-53040, Accession No. 0000950123-10-035831 filed on April 19, 2010 and incorporated by reference herein.)

STATEMENT OF ADDITIONAL INFORMATION
(Included in Registrant’s Form N-4/B, File No. 333-53040, Accession No. 0000950123-10-035831 filed on April 19, 2010 and incorporated by reference herein.)

Supplement dated September 20, 2010 to the Prospectus dated May 1, 2010 for the
Pacific Value, Pacific One, Pacific One Select, Pacific Portfolios, Pacific Portfolios for Chase, Pacific Innovations, Pacific Innovations Select, and the Pacific Odyssey variable annuity contracts issued by Pacific Life Insurance Company

Capitalized terms used in this supplement are defined in the Prospectus referred to above unless otherwise defined herein. “We,” “us,” or “our” refer to Pacific Life Insurance Company; “you” or “your” refer to the Contract Owner.

This supplement must be preceded or accompanied by the Prospectus dated May 1, 2010, as supplemented.

Effective November 1, 2010, all references in the Prospectus to the current or annual charge percentage for the following optional living benefit riders will change to the following:

Flexible Lifetime Income (Single)	0.90%
Flexible Lifetime Income (Joint)	1.10%
Automatic Income Builder	1.05%
Lifetime Income Access Plus	0.90%
Income Access Plus	0.60%
Guaranteed Protection Advantage 5 (GPA 5)	0.75%

Reorganization of the Equity and Multi-Strategy Portfolios

The reorganization will take effect on or about October 29, 2010 (the “reorganization date”). The following transactions (the “reorganization”), are scheduled to occur:

•	Equity Portfolio shares will be transferred to the Main Street® Core Portfolio, and

•	Multi-Strategy Portfolio shares will be transferred approximately 55% to the Main Street® Core Portfolio and approximately 45% to the Managed Bond Portfolio.

At the same time that the reorganization occurs, Subaccount Units of the Equity and Multi-Strategy variable accounts will automatically be transferred as outlined above. After the reorganization, the Equity and Multi-Strategy Portfolios and variable accounts will cease to exist.

On the reorganization date, unless you instruct us otherwise, any outstanding instruction you have on file with us that designates: (1) the Equity Investment Option will be deemed an instruction for the Main Street Core Investment Option; and/or (2) the Multi-Strategy Investment Option will be deemed an instruction for the Main Street Core (55%) and Managed Bond (45%) Investment Options. This includes, but is not limited to, instructions for Purchase Payment allocations, partial withdrawals and transfer instructions (including instructions under any systematic transfer option). Work with your financial professional to determine if your existing instructions regarding the affected Investment Options should be changed before or after the reorganization date.

You will have 30 calendar days before and 30 calendar days after the reorganization date (the “free transfer period”) to transfer out of the affected portfolios. On any Business Day during the free transfer period, you may make one transfer out of the Equity and/or Multi-Strategy Investment Options before the reorganization date or, if your Subaccount Units were automatically transferred due to the reorganization, one transfer out of the Main Street Core and/or Managed Bond Investment Option(s) without the transfer counting towards the transfer limitations described in your prospectus (including any systematic transfers). However, any Investment Option into which you make your transfer will be subject to the transfer limitations described in your prospectus.

Portfolio Manager Change

On or about January 1, 2011, the portfolio manager for the Pacific Select Fund International Value portfolio will change from AllianceBernstein L.P. to J.P. Morgan Investment Management Inc.

PART II

Part C: OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements

Part A: NONE

Part B:

	(1)	Registrant’s Financial Statements

Audited Financial Statements dated as of December 31, 2009 and for each of the periods presented which are incorporated by reference from the 2009 Annual Report include the following for Separate Account A:

Statements of Assets and Liabilities
Statements of Operations
Statements of Changes in Net Assets
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm

	(2)	Depositor’s Financial Statements

Audited Consolidated Financial Statements dated as of December 31, 2009 and 2008, and for each of the three years in the period ended December 31, 2009, included in Part B include the following for Pacific Life:

Independent Auditors’ Report
Consolidated Statements of Financial Condition
Consolidated Statements of Operations
Consolidated Statements of Stockholder’s Equity
Consolidated Statements of Cash Flows
Notes to Consolidated Financial Statements

	(b)	Exhibits

		1.	(a) Resolution of the Board of Directors of the Depositor authorizing establishment of Separate Account A and Memorandum establishing Separate Account A.[1]

(b) Memorandum Establishing Two New Variable Accounts—Aggressive Equity and Emerging Markets Portfolios.[1]

(c) Resolution of the Board of Directors of Pacific Life Insurance Company authorizing conformity to the terms of the current Bylaws.[1]

2.	Not applicable

3.	(a)	Distribution Agreement between Pacific Life Insurance Company (formerly Pacific Mutual Life Insurance Company) and Pacific Select Distributors, Inc. (“PSD”) (formerly Pacific Equities Network)[1]

	(b)	Form of Selling Agreement between Pacific Life, PSD and Various Broker-Dealers[16]

4.	(a)	(1) Individual Flexible Premium Deferred Variable Annuity Contract (Form No. 10-13200)[1]

(2) Individual Flexible Premium Deferred Variable Annuity Contract (Form No. 10-17800)[8]

	(b)	Qualified Pension Plan Rider (Form No. R90-Pen-V)[1]

	(c)	(1) 403(b) Tax-Sheltered Annuity Rider[4]

(2) 403(b) Tax-Sheltered Annuity Rider (Form No. 20-1156)[23]

	(d)	Section 457 Plan Rider (Form No. R95-457)[1]

	(e)	Individual Retirement Annuity Rider (Form No. 20-18900)[5]

	(f)	Roth Individual Retirement Annuity Rider (Form No. 20-19000)[5]

	(g)	SIMPLE Individual Retirement Annuity Rider (Form No. 20-19100)[5]

	(h)	Qualified Retirement Plan Rider [4]

	(i)	Stepped-Up Death Benefit Rider (Form No. 20-13500)[1]

	(j)	(1) Premier Death Benefit Rider (Form No. 20-13600)[1]

(2) Premier Death Benefit Rider (Form No. 20-18000)[5]

	(k)	Guaranteed Protection Advantage (GPA) Rider (Form No. 20-16200)[3]

	(l)	Guaranteed Protection Advantage 5 Rider (Form No. 20-19500)[6]

	(m)	(1) Income Access Rider (Form No. 20-19808)[6]

(2) Income Access Rider (Form No. 20-1104)[10]

(3) Income Access Endorsement (Form No. 15-1122)[14]

(4) Excess Withdrawal Endorsement (Form No. 15-1152C)[21]

	(n)	DCA Plus Fixed Option Rider (Form No. 20-1103)[9]

	(o)	Guaranteed Income Advantage II Rider (Form No. 20-1109)[10]

	(p)	Guaranteed Income Advantage 5 Rider (Form No. 20-1102)[10]

	(q)	Guaranteed Income Annuity Rider (Form No. 20-1118)[11]

	(r)	(1) Guaranteed Withdrawal Benefit Rider (Form No. 20-1119); also known as Income Access Plus Rider[11]

(2) Guaranteed Withdrawal Benefit Endorsement (Form No. 15-1123)[14]

(3) Excess Withdrawal Endorsement (Form No. 15-1152E)[22]

	(s)	(1) Enhanced Guaranteed Withdrawal Benefit Rider (Form No. 20-1120)[15]

(2) Excess Withdrawal Endorsement (Form No. 15-1152A)[22]

	(t)	(1) 5% Guaranteed Withdrawal Benefit Rider (Form No. 20-1131)[17]

(2) Excess Withdrawal Endorsement (Form No. 15-1152)[21]

	(u)	(1) Joint Life 5% Guaranteed Withdrawal Benefit Rider (Form No. 20-1135)[18]

(2) Excess Withdrawal Endorsement (Form No. 15-1152B)[21]

	(v)	Guaranteed Protection Advantage 3 Rider (Form No. 20-1145)[19]

	(w)	(1) Guaranteed Withdrawal Benefit II Rider (Form No. 20-1146)[19]

(2) Excess Withdrawal Endorsement (Form No. 15-1152)[21]

	(x)	Guaranteed Withdrawal Benefit III Rider (Form No. 20-1153)[21]

	(y)	Guaranteed Withdrawal Benefit Rider (Form No. 20-1154)[21]

	(z)	Joint Life Guaranteed Withdrawal Benefit Rider (Form No. 20-1155)[21]

	(aa)	Core Withdrawal Benefit Rider (Form No. 20-1162)[24]

	(bb)	Guaranteed Withdrawal Benefit IV Rider (Form No. 20-1176)[25]

	(cc)	Core Withdrawal Benefit Rider II (Form No. 20-1178)[26]

5.	(a)	(1) Application Form for Individual Flexible Premium Deferred Variable Annuity Contract (Form No. 25-13200)[1]

(2) Application Form for Individual Flexible Premium Deferred Variable Annuity Contract (Form No. 25-17810)[8]

(3) Application Form for Individual Flexible Premium Deferred Variable Annuity Contract (Form No. 25-17850)[16]

	(b)	Variable Annuity PAC APP[1]

	(c)	Application/Confirmation Form[1]

	(d)	Guaranteed Earnings Enhancement (EEG) Rider Request Application[7]

	(e)	Guaranteed Protection Advantage (GPA) Rider Request Form (Form No. 55- 16600)[3]

	(f)	Guaranteed Protection Advantage 5 Rider Request Form (Form No. 2311-3A)[6]

	(g)	Income Access Rider Request Form (Form No. 2315-3A)[6]

	(h)	Portfolio Optimization Rider Request Form (Form No. 2311-5A)[11]

	(i)	Portfolio Optimization Enrollment/Rider Request Form (Form No. 2150-5B)[13]

	(j)	Portfolio Optimization Enrollment/Rider Request Form (Form No. 2150-6B)[16]

6.	(a)	Pacific Life’s Articles of Incorporation[1]

	(b)	By-laws of Pacific Life[1]

	(c)	Pacific Life’s Restated Articles of Incorporation[16]

	(d)	By-laws of Pacific Life As Amended September 1, 2005[16]

7.	Form of Reinsurance Agreement[20]

8.	(a)	Pacific Select Fund Participation Agreement[2]

	(b)	Addendum to Pacific Select Fund Participation Agreement (to add Strategic Value and Focused 30 Portfolios)[2]

	(c)	Addendum to Pacific Select Fund Participation Agreement (to add nine new Portfolios)[2]

	(d)	Addendum to Pacific Select Fund Participation Agreement (to add the Equity Income and Research Portfolios)[4]

	(e)	Fund Participation Agreement Between Pacific Life Insurance Company, Pacific Select Distributors, Inc., American Funds Insurance Series, American Funds Distributors, and Capital Research and Management Company[12]

	(f)	Form of Exhibit B to the Pacific Select Fund Participation Agreement (to add International Small-Cap and Diversified Bond)[16]

	(g)	Form of AllianceBernstein Variable Products Series Fund, Inc. Participation Agreement[21]

	(h)	Form of BlackRock Variable Series Fund, Inc. Participation Agreement[21]

(1) Amendment to Participation Agreement[26]

	(i)	Form of Franklin Templeton Variable Insurance Products Trust Participation Agreement[21]

(1) First Amendment to Participation Agreement[26]

	(j)	Form of AllianceBernstein Investments, Inc. Administrative Services Agreement[21]

	(k)	Form of BlackRock Distributors, Inc. Administrative Services Agreement[21]

(1) Amendment to Administrative Services Agreement[26]

	(l)	Form of Franklin Templeton Services, LLC Administrative Services Agreement[21]

(1) First Amendment to Administrative Services Agreement[26]

	(m)	Form of AIM Variable Insurance Funds Participation Agreement[23]

	(n)	Form of Invesco Aim Distributors, Inc. Distribution Services Agreement[23]

	(o)	Form of Invesco Aim Advisors, Inc. Administrative Services Agreement[23]

	(p)	Form of GE Investments Funds, Inc. Participation Agreement[23]

(1) Amendment to Participation Agreement[26]

	(q)	Form of GE Investment Distributors, Inc. Distribution and Services Agreement (Amended and Restated)[26]

	(r)	Form of Van Kampen Life Investment Trust Participation Agreement[23]

	(s)	Form of Van Kampen Funds, Inc. Shareholder Service Agreement[23]

	(t)	Form of Van Kampen Asset Management Administrative Services Letter Agreement[23]

	(u)	Form of GE Investments Funds, Inc. Investor Services Agreement[26]

(1) First Amendment to Investor Services Agreement[26]

	(v)	Form of PIMCO Variable Insurance Trust Participation Agreement[26]

	(w)	Form of Allianz Global Investors Distributors LLC Selling Agreement[26]

	(x)	Form of PIMCO LLC Services Agreement[26]

9.	Opinion and Consent of legal officer of Pacific Life as to the legality of Contracts being registered.[1]

10.	Consent of Independent Registered Public Accounting Firm and Consent of Independent Auditors[26]

11.	Not applicable

12.	Not applicable

13.	Powers of Attorney

[1]	Included in Registrant’s Registration Statement, File No. 333-53040, Accession No. 0001017062-00-002612 filed on December 29, 2001 and incorporated by reference herein.

[2]	Included in Registrant’s Form N-4/A, File No. 333-53040, Accession No. 0001017062-01-500230 filed on May 7, 2000 and incorporated by reference herein.

[3]	Included in Registrant’s Form N-4, File No. 333-53040, Accession No. 0000898430-01-503122 filed on October 25, 2001 and incorporated by reference herein.

[4]	Included in Registrant’s Form N-4/B, File No. 333-53040, Accession No. 0001017062-02-000784 filed on April 30, 2002 and incorporated by reference herein.

[5]	Included in Registrant’s Form N-4/B, File No. 333-53040, Accession No. 0001017062-02-002152 filed on December 19, 2002 and incorporated by reference herein.

[6]	Included in Registrant’s Form N-4/B, File No. 333-53040, Accession No. 0001017062-03-000461 filed on March 18, 2003 and incorporated by reference herein.

[7]	Included in Registrant’s Form N-4/B, File No. 333-53040, Accession No. 0001017062-03-001021 filed on April 30, 2003 and incorporated by reference herein.

[8]	Included in Registrant’s Form N-4/B, File No. 333-53040, Accession No. 0001193125-03-014157 filed on June 27, 2003 and incorporated by reference herein.

[9]	Included in Registrant’s Form N-4/B, File No. 333-53040, Accession No. 0001193125-03-043302 filed on August 28, 2003 and incorporated by reference herein.

[10]	Included in Registrant’s Form N-4/B, File No. 333-53040, Accession No. 0001193125-04-031234 filed on February 27, 2004 and incorporated by reference herein.

[11]	Included in Registrant’s Form N-4/A, File No. 333-53040, Accession No. 0000892569-04-000884 filed on October 15, 2004 and incorporated by reference herein.

[12]	Included in Registrant’s Form N-4/B, File No. 333-93059, as Exhibit 8(e), Accession No. 0000892569-05-000253 filed on April 19, 2005 and incorporated by reference herein.

[13]	Included in Registrant’s Form N-4/B, File No. 333-53040, Accession No. 0000892569-05-000256 filed on April 20, 2005 and incorporated by reference herein.

[14]	Included in Registrant’s Form N-4/B, File No. 333-53040, Accession No. 0000892569-05-000438 filed on June 15, 2005 and incorporated by reference herein.

[15]	Included in Registrant’s Form N-4/A, File No. 333-53040, Accession No. 0000892569-05-000567 filed on August 2, 2005 and incorporated by reference herein.

[16]	Included in Registrant’s Form N-4/B, File No. 333-53040, Accession No. 0000892569-06-000524 filed on April 17, 2006 and incorporated by reference herein.

[17]	Included in Registrant’s Form N-4/A, File No. 333-53040, Accession No. 0000892569-06-001249 filed on October 19, 2006 and incorporated by reference herein.

[18]	Included in Registrant’s Form N-4/B, File No. 333-53040, Accession No. 0000892569-07-000440 filed on April 16, 2007 and Incorporated by reference herein.

[19]	Included in Registrant’s Form N-4/A, File No. 333-141135, Accession No. 0000892569-07-001521 filed on December 12, 2007 and incorporated by reference herein.

[20]	Included in Registrant’s Form N-4/B, File No. 333-53040, Accession No. 0000892569-08-000616 filed on April 21, 2008 and incorporated by reference herein.

[21]	Included in Registrant’s Form N-4/A, File No. 333-136597, Accession No. 0000892569-08-000961 filed on July 2, 2008 and incorporated by reference herein.

[22]	Included in Registrant’s Form N-4/B, File No. 333-53040, Accession No. 0000892569-08-001263 filed on September 11, 2008 and incorporated by reference herein.

[23]	Included in Registrant’s Form N-4/B, File No. 333-53040, Accession No. 0000892569-08-001552 filed on December 4, 2008 and incorporated by reference herein.

[24]	Included in Registrant’s Form N-4/A, File No. 333-136597, Accession No. 0000892569-09-000061 filed on February 9, 2009 and incorporated by reference herein.

[25]	Included in Registrant’s Form N-4/A, File No. 333-136597, Accession No. 0000950123-09-050719 filed on October 16, 2009 and incorporated by reference herein.

[26]	Included in Registrant’s Form N-4/B, File No. 333-53040, Accession No. 0000950123-10-035831 filed on April 19, 2010 and incorporated by reference herein.

Item 25. Directors and Officers of Pacific Life

Name and Address	Positions and Offices with Pacific Life

James T. Morris	Director, Chairman, President and Chief Executive Officer

Khanh T. Tran	Director, Executive Vice President and Chief Financial Officer

Sharon A. Cheever	Director, Senior Vice President and General Counsel

Audrey L. Milfs	Director, Vice President and Secretary

Edward R. Byrd	Senior Vice President and Chief Accounting Officer

Brian D. Klemens	Vice President and Controller

Dewey P. Bushaw	Executive Vice President

Denis P. Kalscheur	Senior Vice President and Treasurer

The address for each of the persons listed above is as follows:

700 Newport Center Drive
Newport Beach, California 92660

Item 26. Persons Controlled by or Under Common Control with Pacific Life or Separate Account A.
     The following is an explanation of the organization chart of Pacific Life’s subsidiaries:
Pacific Life is a Nebraska Stock Life Insurance Company wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company), which is, in turn, 100% owned by Pacific Mutual Holding Company (a Nebraska Mutual Insurance Holding Company).

PACIFIC LIFE, SUBSIDIARIES & AFFILIATED ENTERPRISES
LEGAL STRUCTURE

	Jurisdiction of	Percentage of
	Incorporation or	Ownership by its
	Organization	Immediate Parent
Pacific Mutual Holding Company	Nebraska
Pacific LifeCorp	Delaware	100
Pacific Life Insurance Company	Nebraska	100
Pacific Life & Annuity Company	Arizona	100
Pacific Select Distributors, Inc.	California	100
Pacific Select, LLC	Delaware	100
Pacific Asset Holding LLC	Delaware	100
Pacific TriGuard Partners LLC #	Delaware	100
Grayhawk Golf Holdings, LLC	Delaware	95
Grayhawk Golf L.L.C.	Arizona	100
Las Vegas Golf I, LLC	Delaware	100
Angel Park Golf, LLC	Nevada	100
CW Atlanta, LLC	Delaware	100
City Walk Towers, LLC	Delaware	100
Kierland One, LLC	Delaware	100
Kinzie Member, LLC	Delaware	100
Parcel B Owner LLC	Delaware	88
Kinzie Parcel A Member, LLC	Delaware	100
Parcel A Owner LLC	Delaware	90
PL/KBS Fund Member, LLC	Delaware	100
KBS/PL Properties, L.P. #	Delaware	99.9
Wildflower Member, LLC	Delaware	100
Epoch-Wildflower, LLC	Florida	99
Santa Rosa, LLC	Delaware	100
Confederation Life Insurance and Annuity Company	Georgia	100
Pacific Life Fund Advisors LLC +	Delaware	100
Pacific Alliance Reinsurance Company of Vermont	Vermont	100
Pacific Mezzanine Associates L.L.C.	Delaware	67
Pacific Mezzanine Investors L.L.C. #	Delaware	100
Aviation Capital Group Corp.	Delaware	100
ACG Acquisition Corporation V	Delaware	100
ACG Acquisition 41 LLC	Delaware	100
ACG Acquisition 42 LLC	Delaware	100
ACG Acquisition 4063 LLC	Delaware	100
ACG Acquisition 4084 LLC	Delaware	100
ACG International Ltd.	Bermuda	100
ACG Acquisition Ireland III Limited	Ireland	100
ACG Acquisition Ireland IV Ltd.	Ireland	100
ACG Acquisition Ireland V Ltd.	Ireland	100
ACG Investment Capital Partners LLC	Delaware	50
Aviation Capital Group Singapore Pte. Ltd.	Singapore	100
ACG Capital Partners Singapore Pte. Ltd.	Singapore	50
ACG Acquisition VI LLC	Nevada	50
ACG Acquisition XIX LLC	Delaware	20
ACG XIX Holding LLC	Delaware	100
Aviation Capital Group Trust	Delaware	100
ACG Acquisition XV LLC	Delaware	100
ACG Acquisition XX LLC	Delaware	100
ACG Acquisition (Bermuda) Ltd.	Bermuda	100
ACG Acquisition Ireland Limited	Ireland	100
ACG Acquisition Labuan Ltd.	Labuan	100
ACG Acquisitions Sweden AB	Sweden	100
ACG Acquisition XXI LLC	Delaware	100
ACG Trust 2004 -1 Holding LLC	Delaware	100
ACG Funding Trust 2004-1	Delaware	100
ACG 2004-1 Bermuda Limited	Bermuda	100
ACG Acquisition 30746 LLC	Delaware	100
ACG Acquisition Ireland 2004-1 Limited	Ireland	100
ACG Trust II Holding LLC	Delaware	100
Aviation Capital Group Trust II	Delaware	100
ACG Acquisition XXV LLC	Delaware	100
ACG Acquisition 37 LLC	Delaware	100
ACG Acquisition 38 LLC	Delaware	100
ACG Acquisition Ireland II Limited	Ireland	100
ACG Acquisition (Bermuda) II Ltd.	Bermuda	100
ACG Acquisition XXIX LLC	Delaware	100
ACG Acquisition XXX LLC	Delaware	100
ACG Acquisition 31 LLC	Delaware	100
ACG Acquisition 32 LLC	Delaware	100
ACG Acquisition 33 LLC	Delaware	100
ACG Acquisition 34 LLC	Delaware	100
ACG Acquisition 36 LLC	Delaware	100
ACG Acquisition 39 LLC	Delaware	100
ACGFS LLC	Delaware	100
ACG Acquisition 35 LLC	Delaware	100
Boullioun Aviation Services Inc.	Washington	100
Boullioun Aviation Services (International) Inc.	Washington	100
Boullioun Aircraft Holding Company, Inc.	Washington	100
Boullioun Portfolio Finance III LLC	Nevada	100
ACG Funding 2005-1 Holding LLC	Delaware	100
ACG Funding Trust 2005-1	Delaware	100
ACG III Holding LLC	Delaware	100
ACG Trust III	Delaware	100
RAIN I LLC	Delaware	100
RAIN II LLC	Delaware	100
RAIN III LLC	Delaware	100
RAIN IV LLC	Delaware	100
RAIN V LLC	Delaware	100
RAIN VI LLC	Delaware	100
RAIN VII LLC	Delaware	100
RAIN VIII LLC	Delaware	100
ACG Acquisition 169 LLC	Delaware	100
ACG Acquisition 30271 LLC	Delaware	100
ACG Acquisition 30286 LLC	Delaware	100
ACG Acquisition 30744 LLC	Delaware	100
ACG Acquisition 30745 LLC	Delaware	100
ACG Acquisition 30289 LLC	Delaware	100
ACG Acquisition 30293 LLC	Delaware	100
ACG Acquisition 1176 LLC	Delaware	100
0168 Statutory Trust	Connecticut	100
0179 Statutory Trust	Connecticut	100
Bellevue Aircraft Leasing Limited	Ireland	100
Rainier Aircraft Leasing (Ireland) Limited	Ireland	100
ACG Acquisition (Cyprus) Ltd.	Cyprus	100
ACG Acquisition (Bermuda) III Ltd.	Bermuda	100
ACG 2006-ECA LLC	Delaware	100
ACG Acquisition 2692 LLC	Delaware	100
ACG ECA-2006 Ireland Limited	Ireland	100
ACG Acquisition 2987 LLC	Delaware	100
ACG Acquisition 3141 LLC	Delaware	100
ACG Acquisition Aruba NV	Aruba	100
ACG Trust 2006-1 Holding LLC	Delaware	100
ACG Funding Trust 2006-1	Delaware	100
ACG Capital Partners LLC	Delaware	50
Bellevue Coastal Leasing LLC	Washington	100
ACG Capital Partners Ireland Limited	Ireland	100
ACG Acquisition 30288 LLC	Delaware	100
ACGCP Acquisition 979 LLC	Delaware	100
ACG Trust 2009-1 Holding LLC	Delaware	100
ACG Funding Trust 2009-1	Delaware	100
College Savings Bank	New Jersey	100
Pacific Asset Funding, LLC	Delaware	100
PL Trading Company, LLC	Delaware	100
Pacific Life Trade Services, Limited	Hong Kong	100
Pacific Life & Annuity Services, Inc.	Colorado	100
Bella Sera Holdings, LLC	Delaware	100
Pacific Life Re Holdings LLC	Delaware	100
Pacific Life Re Holdings Limited	U.K.	100
Pacific Life Re Services Limited	U.K.	100
Pacific Life Re Limited	U.K.	100
Pacific Alliance Reinsurance Ltd.	Bermuda	100

#	Abbreviated structure

+	A Division of Pacific Life Fund Advisors LLC does business as Pacific Asset Management

Item 27. Number of Contractholders

Pacific Odyssey — Approximately	438	Qualified
	1,014	Non Qualified

Item 28.	Indemnification

(a)	The Distribution Agreement between Pacific Life and Pacific Select Distributors, Inc. (PSD) provides substantially as follows:

Pacific Life hereby agrees to indemnify and hold harmless PSD and its officers and directors, and employees for any expenses (including legal expenses), losses, claims, damages, or liabilities incurred by reason of any untrue or alleged untrue statement or representation of a material fact or any omission or alleged omission to state a material fact required to be stated to make other statements not misleading, if made in reliance on any prospectus, registration statement, post-effective amendment thereof, or sales materials supplied or approved by Pacific Life or the Separate Account. Pacific Life shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim. However, in no case shall Pacific Life be required to indemnify for any expenses, losses, claims, damages, or liabilities which have resulted from the willful misfeasance, bad faith, negligence, misconduct, or wrongful act of PSD.

PSD hereby agrees to indemnify and hold harmless Pacific Life, its officers, directors, and employees, and the Separate Account for any expenses, losses, claims, damages, or liabilities arising out of or based upon any of the following in connection with the offer or sale of the contracts: (1) except for such statements made in reliance on any prospectus, registration statement or sales material supplied or approved by Pacific Life or the Separate Account, any untrue or alleged untrue statement or representation is made; (2) any failure to deliver a currently effective prospectus; (3) the use of any unauthorized sales literature by any officer, employee or agent of PSD or Broker; (4) any willful misfeasance, bad faith, negligence, misconduct or wrongful act. PSD shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim.

(b)	The Form of Selling Agreement between Pacific Life, Pacific Select Distributors, Inc. (PSD) and Various Broker-Dealers and Agency (Selling Entities) provides substantially as follows:

Pacific Life and PSD agree to indemnify and hold harmless Selling Entities, their officers, directors, agents and employees, against any and all losses, claims, damages, or liabilities to which they may become subject under the Securities Act, the Exchange Act, the Investment Company Act of 1940, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the “Fund”) filed pursuant to the Securities Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature provided by Pacific Life and PSD.

Selling Entities agree to, jointly and severally, hold harmless and indemnify Pacific Life and PSD and any of their respective affiliates, employees, officers, agents and directors (collectively, “Indemnified Persons”) against any and all claims, liabilities and expenses (including, without limitation, losses occasioned by any rescission of any Contract pursuant to a “free look” provision or by any return of initial purchase payment in connection with an incomplete application), including, without limitation, reasonable attorneys’ fees and expenses and any loss attributable to the investment experience under a Contract, that any Indemnified Person may incur from liabilities resulting or arising out of or based upon (a) any untrue or alleged untrue statement other than statements contained in the registration statement or prospectus relating to any Contract, (b) (i) any inaccurate or misleading, or allegedly inaccurate or misleading sales material used in connection with any marketing or solicitation relating to any Contract, other than sales material provided preprinted by Pacific Life or PSD, and (ii) any use of any sales material that either has not been specifically approved in writing by Pacific Life or PSD or that, although previously approved in writing by Pacific Life or PSD, has been disapproved, in writing by either of them, for further use, or (c) any act or omission of a Subagent, director, officer or employee of Selling Entities, including, without limitation, any failure of Selling Entities or any Subagent to be registered as required as a broker/dealer under the 1934 Act, or licensed in accordance with the rules of any applicable SRO or insurance regulator.

Item 29.	Principal Underwriters

(a)	PSD also acts as principal underwriter for Pacific Select Variable Annuity Separate Account, Separate Account B, Pacific Corinthian Variable Separate Account, Pacific Select Separate Account, Pacific Select Exec Separate Account, COLI Separate Account, COLI II Separate Account, COLI III Separate Account, COLI IV Separate Account, COLI V Separate Account, Separate Account A of Pacific Life & Annuity Company, Pacific Select Exec Separate Account of Pacific Life & Annuity Company, Separate Account I of Pacific Life Insurance Company, Separate Account I of Pacific Life & Annuity Company.

(b)	For information regarding PSD, reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference.

(c)	PSD retains no compensation or net discounts or commissions from the Registrant.

Item 30.	Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660.

Item 31.	Management Services

Not applicable

Item 32.	Undertakings

The registrant hereby undertakes:

(a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

(b) to include either (1) as a part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, or (3) to deliver a Statement of Additional Information with the Prospectus.

(c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Additional Representations

     (a)  The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. 1P-6-88 (November 28, 1988) with respect to annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1)-(4) of this letter have been complied with.

     (b)  The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a)-(d) of the Rule have been complied with.

     (c)  REPRESENTATION PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the Variable Annuity Contract (“Contract”) described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 33 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and the State of California on this 17th day of September, 2010.

SEPARATE ACCOUNT A
(Registrant)

By:	PACIFIC LIFE INSURANCE COMPANY

By:

James T. Morris*
Director, Chairman, President and Chief Executive Officer

By:	PACIFIC LIFE INSURANCE COMPANY
(Depositor)

By:

James T. Morris*
Director, Chairman, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 33 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

James T. Morris*	Director, Chairman, President and Chief Executive Officer	September 17, 2010

Khanh T. Tran*	Director, Executive Vice President and Chief Financial Officer	September 17, 2010

Sharon A. Cheever*	Director, Senior Vice President and General Counsel	September 17, 2010

Audrey L. Milfs*	Director, Vice President and Secretary	September 17, 2010

Edward R. Byrd*	Senior Vice President and Chief Accounting Officer	September 17, 2010

Brian D. Klemens*	Vice President and Controller	September 17, 2010

Dewey P. Bushaw*	Executive Vice President	September 17, 2010

Denis P. Kalscheur*	Senior Vice President and Treasurer	September 17, 2010

*By:	/s/ SHARON A. CHEEVER

	Sharon A. Cheever	September 17, 2010
as attorney-in-fact

(Powers of Attorney are contained in this Registration Statement as Exhibit 13).